Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and balances at central banks	$ 209,858	$ 223,329
Amounts due from banks	19,243	18,111
Receivables from securities financing transactions measured at amortized cost	83,656	118,302
Cash collateral receivables on derivative instruments	41,552	43,959
Loans and advances to customers	658,760	587,347
Other financial assets measured at amortized cost	72,025	59,279
Total financial assets measured at amortized cost	1,085,094	1,050,326
Financial assets at fair value held for trading	174,854	159,223
of which: assets pledged as collateral that may be sold or repledged by counterparties	44,627	38,532
Derivative financial instruments	148,325	186,435
Brokerage receivables	35,579	25,858
Financial assets at fair value not held for trading	107,293	95,203
Total financial assets measured at fair value through profit or loss	466,051	466,719
Financial assets measured at fair value through other comprehensive income	13,868	2,195
Investments in associates	2,331	2,306
Property, equipment and software	12,125	12,091
Goodwill and intangible assets	6,734	6,661
Deferred tax assets	11,085	10,481
Other non-financial assets	19,884	17,282
Total assets	1,617,173	1,568,060
Liabilities
Amounts due to banks	24,434	23,347
Payables from securities financing transactions measured at amortized cost	16,225	14,824
Cash collateral payables on derivative instruments	34,742	36,366
Customer deposits	796,330	749,476
Funding from UBS Group AG measured at amortized cost	110,614	107,918
Debt issued measured at amortized cost	100,207	101,104
Other financial liabilities measured at amortized cost	16,617	21,762
Total financial liabilities measured at amortized cost	1,099,169	1,054,796
Financial liabilities at fair value held for trading	53,700	35,247
Derivative financial instruments	156,267	180,678
Brokerage payables designated at fair value	62,202	49,023
Debt issued designated at fair value	107,544	102,567
Other financial liabilities designated at fair value	35,287	34,041
Total financial liabilities measured at fair value through profit or loss	415,001	401,555
Provisions	3,564	5,131
Other non-financial liabilities	10,260	11,911
Total liabilities	1,527,994	1,473,394
Equity
Share capital	386	386
Share premium	84,849	84,777
Retained earnings	(2,147)	7,838
Other comprehensive income recognized directly in equity, net of tax	5,757	1,002
Equity attributable to shareholders	88,845	94,003
Equity attributable to non-controlling interests	334	662
Total equity	89,179	94,666
Total liabilities and equity	$ 1,617,173	$ 1,568,060